UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

MARCH 31, 2014

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 2.6%
Bridgestone Corp.	38,200	$1,352,819	(a)
Continental AG	12,011	2,878,162	(a)
NHK Spring Co., Ltd.	110,400	1,021,459	(a)
Stanley Electric Co., Ltd.	38,000	841,472	(a)
Valeo SA	14,085	1,986,787	(a)
Yokohama Rubber Co., Ltd.	134,000	1,257,178	(a)

Total Auto Components		9,337,877

Automobiles - 3.8%
Daimler AG, Registered Shares	28,645	2,707,095	(a)
Fuji Heavy Industries Ltd.	87,000	2,348,733	(a)
Geely Automobile Holdings Ltd.	1,960,000	770,709	(a)
Honda Motor Co., Ltd.	25,400	893,087	(a)
Mitsubishi Motors Corp.	93,300	974,793	(a)
Tata Motors Ltd., ADR	40,500	1,434,105
Toyota Motor Corp.	82,875	4,664,103	(a)

Total Automobiles		13,792,625

Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc., ADR	50,000	1,467,500

Hotels, Restaurants & Leisure - 0.8%
Accor SA	21,609	1,107,691	(a)
Betfair Group PLC	49,700	916,164	(a)
SJM Holdings Ltd.	224,000	632,068	(a)

Total Hotels, Restaurants & Leisure		2,655,923

Household Durables - 2.0%
Barratt Developments PLC	314,342	2,164,140	(a)
JM AB	31,100	1,021,917	(a)
Matsushita Electric Industrial Co., Ltd.	147,600	1,683,862	(a)
Persimmon PLC	51,248	1,150,370	(a)
Sekisui Chemical Co., Ltd.	119,000	1,234,796	(a)

Total Household Durables		7,255,085

Leisure Products - 0.7%
Fuji Photo Film Co., Ltd.	36,700	983,633	(a)
Namco Bandai Holdings Inc.	65,700	1,551,638	(a)

Total Leisure Products		2,535,271

Media - 1.5%
British Sky Broadcasting Group PLC	112,912	1,720,910	(a)
ProSiebenSat.1 Media AG	26,729	1,225,826	(a)
Wolters Kluwer NV	52,206	1,474,540	(a)
Zon Optimus SGPS SA	123,700	972,400	(a)

Total Media		5,393,676

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	7,800	735,409
Dollarama Inc.	8,900	678,026
Next PLC	15,896	1,752,492	(a)

Total Multiline Retail		3,165,927

Specialty Retail - 0.2%
Nitori Holdings Co., Ltd.	18,100	783,687	(a)

Textiles, Apparel & Luxury Goods - 0.7%
Compagnie Financiere Richemont SA	13,729	1,314,579	(a)
Pandora A/S	19,600	1,299,518	(a)

Total Textiles, Apparel & Luxury Goods		2,614,097

TOTAL CONSUMER DISCRETIONARY		49,001,668

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 7.2%
Beverages - 0.5%
Anheuser-Busch InBev NV	17,425	$1,831,528	(a)

Food & Staples Retailing - 1.3%
Booker Group PLC	455,321	1,255,173	(a)
J Sainsbury PLC	266,200	1,404,335	(a)
Koninklijke Ahold NV	103,945	2,087,849	(a)

Total Food & Staples Retailing		4,747,357

Food Products - 3.0%
CALBEE Inc.	46,000	1,085,611	(a)
Glanbia PLC	68,156	1,046,236	(a)
Kerry Group PLC, Class A Shares	22,536	1,720,080	(a)
Nestle SA, Registered Shares	64,492	4,859,398	(a)
Unilever NV, CVA	52,697	2,166,761	(a)

Total Food Products		10,878,086

Personal Products - 1.0%
Kao Corp.	46,800	1,656,090	(a)
L’Oreal SA	11,770	1,941,760	(a)

Total Personal Products		3,597,850

Tobacco - 1.4%
British American Tobacco PLC	40,097	2,232,361	(a)
Japan Tobacco Inc.	56,100	1,759,088	(a)
Swedish Match AB	32,700	1,068,347	(a)

Total Tobacco		5,059,796

TOTAL CONSUMER STAPLES		26,114,617

ENERGY - 6.2%
Energy Equipment & Services - 0.7%
Core Laboratories NV	7,600	1,508,144
John Wood Group PLC	88,881	1,137,509	(a)

Total Energy Equipment & Services		2,645,653

Oil, Gas & Consumable Fuels - 5.5%
Afren PLC	549,655	1,295,577	*(a)
BG Group PLC	87,290	1,627,986	(a)
BP PLC	411,669	3,296,778	(a)
Cairn Energy PLC	225,500	628,023	*(a)
China Petroleum & Chemical Corp., Class H Shares	1,392,000	1,246,980	(a)
Inpex Holdings Inc.	62,800	813,324	(a)
Royal Dutch Shell PLC, Class A Shares	133,197	4,866,510	(a)
Royal Dutch Shell PLC, Class B Shares	48,134	1,877,869	(a)
Suncor Energy Inc.	27,400	956,955
Total SA	28,659	1,882,321	(a)
Woodside Petroleum Ltd.	34,200	1,238,054	(a)

Total Oil, Gas & Consumable Fuels		19,730,377

TOTAL ENERGY		22,376,030

FINANCIALS - 23.5%
Banks - 11.0%
Aozora Bank Ltd.	365,000	1,038,817	(a)
Australia & New Zealand Banking Group Ltd.	80,128	2,462,587	(a)
Banco Santander SA	181,194	1,730,264	(a)
Barclays PLC	288,489	1,125,288	(a)
BNP Paribas SA	31,219	2,413,425	(a)
BOC Hong Kong Holdings Ltd.	252,000	717,823	(a)
Commonwealth Bank of Australia	24,762	1,782,489	(a)
Credit Agricole SA	149,614	2,362,848	*(a)
DNB NOR ASA	107,200	1,865,549	(a)
HSBC Holdings PLC	356,492	3,609,532	(a)
ICICI Bank Ltd., ADR	24,300	1,064,340

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Banks - 11.0% (continued)
Jyske Bank A/S	18,277	$1,004,885	*(a)
Lloyds TSB Group PLC	879,970	1,104,489	*(a)
Mitsubishi UFJ Financial Group Inc.	337,900	1,853,608	(a)
Mizuho Financial Group Inc.	1,192,700	2,353,261	(a)
Natixis	229,054	1,683,436	(a)
Resona Holdings Inc.	283,700	1,369,407	(a)
SinoPac Holdings Co., Ltd.	2,485,336	1,197,595	(a)
Skandinaviska Enskilda Banken AB	173,823	2,384,582	(a)
Societe Generale	36,024	2,223,802	(a)
Sumitomo Mitsui Financial Group Inc.	45,300	1,930,980	(a)
Westpac Banking Corp.	74,394	2,385,894	(a)

Total Banks		39,664,901

Capital Markets - 2.6%
3i Group PLC	196,200	1,302,908	(a)
Credit Suisse Group AG, Registered Shares	43,852	1,420,010	(a)
Daiwa Securities Group Inc.	189,000	1,641,521	(a)
GAM Holding AG	50,725	916,577	*(a)
Nomura Holdings Inc.	244,400	1,565,086	(a)
UBS AG, Registered Shares	122,216	2,523,269	*(a)

Total Capital Markets		9,369,371

Consumer Finance - 0.4%
ORIX Corp.	90,700	1,273,896	(a)

Diversified Financial Services - 0.6%
London Stock Exchange Group PLC	67,900	2,232,530	(a)

Insurance - 6.7%
Ageas	29,500	1,315,603	(a)
Allianz AG, Registered Shares	18,022	3,045,704	(a)
AXA SA	65,772	1,712,483	(a)
CNP Assurances	46,132	977,579	(a)
Dai-ichi Life Insurance Co., Ltd.	62,200	902,159	(a)
Gjensidige Forsikring ASA	55,411	1,127,061	(a)
Hannover Rueck SE	14,793	1,323,046	(a)
Legal & General Group PLC	421,734	1,441,255	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	2,617,888	(a)
Prudential PLC	92,171	1,952,568	(a)
Sanlam Ltd.	156,618	852,600	(a)
SCOR SE	50,201	1,759,023	(a)
Swiss Re AG	22,163	2,056,449	*(a)
T&D Holdings Inc.	97,400	1,155,994	(a)
Tokio Marine Holdings Inc.	30,600	917,398	(a)
Zurich Insurance Group AG	3,661	1,125,030	*(a)

Total Insurance		24,281,840

Real Estate Investment Trusts (REITs) - 0.9%
Dexus Property Group	1,262,600	1,241,400	(a)
GPT Group	191,702	650,786	(a)
Link REIT	238,000	1,174,311	(a)

Total Real Estate Investment Trusts (REITs)		3,066,497

Real Estate Management & Development - 1.3%
China Overseas Land & Investment Ltd.	428,000	1,107,594	(a)
Daito Trust Construction Co., Ltd.	11,800	1,090,275	(a)
Shimao Property Holdings Ltd.	307,000	675,901	(a)
Tokyu Fudosan Holdings Corp.	109,000	811,285	(a)

Wheelock & Co., Ltd.	258,000	1,010,143	(a)

Total Real Estate Management & Development		4,695,198

TOTAL FINANCIALS		84,584,233

HEALTH CARE - 12.9%
Biotechnology - 0.5%
Grifols SA	32,142	1,764,623	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.5%
Coloplast A/S, Class B Shares	23,660	$1,917,178	(a)

Health Care Providers & Services - 1.1%
Medipal Holdings Corp.	89,000	1,358,832	(a)
Miraca Holdings Inc.	28,600	1,250,737	(a)
Rhoen-Klinikum AG	42,300	1,354,763	(a)

Total Health Care Providers & Services		3,964,332

Life Sciences Tools & Services - 1.2%
ICON PLC	42,000	1,997,100	*
Lonza Group AG, Registered Shares	22,078	2,258,502	*(a)

Total Life Sciences Tools & Services		4,255,602

Pharmaceuticals - 9.6%
Astellas Pharma Inc.	128,000	1,516,352	(a)
AstraZeneca PLC	34,401	2,228,945	(a)
Bayer AG, Registered Shares	24,301	3,286,386	(a)
GlaxoSmithKline PLC	178,618	4,758,321	(a)
Merck KGaA	10,500	1,768,011	(a)
Novartis AG, Registered Shares	60,027	5,098,418	(a)
Novo Nordisk A/S, Class B Shares	97,505	4,448,132	(a)
Roche Holding AG	22,356	6,719,913	(a)
Sanofi	20,232	2,114,244	(a)
Shionogi & Co., Ltd.	63,500	1,174,713	(a)
Shire PLC	27,488	1,352,602	(a)

Total Pharmaceuticals		34,466,037

TOTAL HEALTH CARE		46,367,772

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.1%
Airbus Group NV	27,026	1,938,149	(a)
Cobham PLC	340,309	1,699,016	(a)
Rolls-Royce Holdings PLC	52,548	942,624	*(a)
Safran SA	20,206	1,401,337	(a)
Thales SA	25,288	1,678,863	(a)

Total Aerospace & Defense		7,659,989

Air Freight & Logistics - 0.6%
PostNL NV	185,700	851,650	*(a)
TNT Express NV	135,600	1,335,604	(a)

Total Air Freight & Logistics		2,187,254

Airlines - 0.7%
easyJet PLC	52,920	1,514,771	(a)
Japan Airlines Co., Ltd.	22,600	1,111,008	(a)

Total Airlines		2,625,779

Commercial Services & Supplies - 0.4%
Horizon North Logistics Inc.	91,851	694,595
Serco Group PLC	99,200	696,174	(a)

Total Commercial Services & Supplies		1,390,769

Construction & Engineering - 1.3%
Keller Group PLC	62,900	1,127,573	(a)
Sino Thai Engineering & Construction PCL	1,468,300	731,212	(a)
Skanska AB	51,141	1,206,103	(a)
Vinci SA	20,215	1,506,280	(a)

Total Construction & Engineering		4,571,168

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	130,000	1,459,657	(a)
Nordex SE	62,700	1,012,073	*(a)
Osram Licht AG	2,223	144,373	*(a)

Total Electrical Equipment		2,616,103

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.7%
Alfa SA de CV, Series A Shares	399,700	$1,010,310
DCC PLC	35,053	1,905,990	(a)
Siemens AG, Registered Shares	22,235	2,992,340	(a)

Total Industrial Conglomerates		5,908,640

Machinery - 1.4%
Alfa Laval AB	46,900	1,273,126	(a)
Georg Fischer AG	1,425	1,106,362	*(a)
Heidelberger Druckmaschinen AG	351,900	1,084,056	*(a)
Hino Motors Ltd.	108,000	1,598,796	(a)

Total Machinery		5,062,340

Marine - 0.4%
AP Moller-Maersk A/S	128	1,538,861	(a)

Road & Rail - 0.8%
Central Japan Railway Co.	14,500	1,699,029	(a)
West Japan Railway Co.	32,000	1,304,496	(a)

Total Road & Rail		3,003,525

Trading Companies & Distributors - 1.6%
Ashtead Group PLC	150,596	2,394,732	(a)
Itochu Corp.	147,200	1,717,114	(a)
Marubeni Corp.	237,000	1,588,753	(a)

Total Trading Companies & Distributors		5,700,599

TOTAL INDUSTRIALS		42,265,027

INFORMATION TECHNOLOGY - 5.6%
Electronic Equipment, Instruments & Components - 1.6%
AU Optronics Corp.	2,601,000	918,811	*(a)
Hoya Corp.	43,200	1,350,653	(a)
Murata Manufacturing Co., Ltd.	15,500	1,458,680	(a)
Omron Corp.	48,200	1,983,812	(a)

Total Electronic Equipment, Instruments & Components		5,711,956

Internet Software & Services - 0.7%
United Internet AG	27,241	1,279,027	(a)
Yahoo Japan Corp.	281,700	1,378,300	(a)

Total Internet Software & Services		2,657,327

IT Services - 0.9%
Amadeus IT Holding SA, Class A Shares	42,499	1,767,191	(a)
Wipro Ltd.	156,509	1,428,443	(a)

Total IT Services		3,195,634

Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	119,608	1,427,098	(a)
NXP Semiconductors NV	34,600	2,034,826	*

Total Semiconductors & Semiconductor Equipment		3,461,924

Software - 0.7%
Aveva Group PLC	15,432	539,441	(a)
Playtech PLC	65,300	736,206	(a)
Temenos Group AG	40,900	1,439,942	*(a)

Total Software		2,715,589

Technology Hardware, Storage & Peripherals - 0.7%
InnoLux Corp.	1,962,000	671,915	*(a)
Seiko Epson Corp.	62,000	1,940,437	(a)

Total Technology Hardware, Storage & Peripherals		2,612,352

TOTAL INFORMATION TECHNOLOGY		20,354,782

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
MATERIALS - 9.6%
Chemicals - 3.5%
Asahi Kasei Corp.	135,000	$916,555	(a)
BASF SE	24,714	2,746,631	(a)
EMS-Chemie Holding AG	2,737	1,037,243	(a)
Givaudan SA, Registered Shares	1,169	1,810,084	*(a)
Johnson Matthey PLC	21,685	1,183,472	(a)
PTT Global Chemical PCL, NVDR	406,900	908,066	(a)
Symrise AG	27,851	1,392,229	(a)
Tosoh Corp.	240,000	923,972	(a)
Yara International ASA	36,556	1,614,837	(a)

Total Chemicals		12,533,089

Construction Materials - 1.0%
CSR Ltd.	377,200	1,228,559	(a)
Imerys SA	13,593	1,208,390	(a)
Taiheiyo Cement Corp.	282,000	1,014,773	(a)

Total Construction Materials		3,451,722

Containers & Packaging - 1.1%
Amcor Ltd.	84,768	817,320	(a)
DS Smith PLC	372,055	2,018,483	(a)
Orora Ltd.	84,768	108,399	(a)
Rexam PLC	150,956	1,226,761	(a)

Total Containers & Packaging		4,170,963

Metals & Mining - 3.6%
Angang New Steel Co., Ltd.	1,570,000	970,618	*(a)
Antofagasta PLC	100,808	1,406,470	(a)
ArcelorMittal	32,646	528,875	(a)
BHP Billiton Ltd.	60,955	2,063,708	(a)
BHP Billiton PLC	55,567	1,715,222	(a)
Glencore Xstrata PLC	441,025	2,274,865	(a)
Rio Tinto PLC	56,641	3,158,846	(a)
Sims Metal Management Ltd.	93,938	856,183	*(a)

Total Metals & Mining		12,974,787

Paper & Forest Products - 0.4%
Stora Enso Oyj, Class R Shares	137,608	1,474,001	(a)

TOTAL MATERIALS		34,604,562

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.7%
BT Group PLC	349,726	2,225,811	(a)
HKT Trust and HKT Ltd.	1,014,000	1,068,390	(a)
Nippon Telegraph & Telephone Corp.	31,600	1,717,609	(a)
Swisscom AG, Registered Shares	2,543	1,561,583	(a)
TDC A/S	159,300	1,472,328	(a)
Telecom Corp. of New Zealand Ltd.	309,013	654,424	(a)
Verizon Communications Inc.	17,710	844,413

Total Diversified Telecommunication Services		9,544,558

Wireless Telecommunication Services - 1.7%
Freenet AG	28,030	981,368	*(a)
KDDI Corp.	17,600	1,024,196	(a)
MegaFon OAO, GDR	41,200	1,159,338	(a)
Softbank Corp.	23,300	1,757,273	(a)
Vodafone Group PLC	367,301	1,352,239	(a)

Total Wireless Telecommunication Services		6,274,414

TOTAL TELECOMMUNICATION SERVICES		15,818,972

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY			SHARES	VALUE
UTILITIES - 2.4%
Electric Utilities - 0.7%
Red Electrica de Espana			17,784	$1,446,919	(a)
Tenaga Nasional Berhad			315,300	1,154,245	(a)

Total Electric Utilities				2,601,164

Gas Utilities - 1.0%
Gas Natural SDG SA			56,342	1,586,347	(a)
Snam Rete Gas SpA			181,890	1,065,645	(a)
Tokyo Gas Co., Ltd.			183,000	927,872	(a)

Total Gas Utilities				3,579,864

Multi-Utilities - 0.7%
Centrica PLC			156,680	862,815	(a)
National Grid PLC			104,543	1,435,812	(a)

Total Multi-Utilities				2,298,627

TOTAL UTILITIES				8,479,655

TOTAL COMMON STOCKS (Cost - $282,485,809)				349,967,318

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG			3,900	1,010,470	(a)

CONSUMER STAPLES - 0.4%
Household Products - 0.4%
Henkel AG & Co. KGaA			14,898	1,603,418	(a)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Companhia Energetica de Minas Gerais			139,918	940,392

TOTAL PREFERRED STOCKS (Cost - $3,938,664)				3,554,280

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $286,424,473)				353,521,598

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $263,033,000 joint tri-party repurchase agreement dated 3/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $4,799,007; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 8/15/15 to 2/15/44; Market value-$4,941,191) (Cost-$4,799,000)	0.050%	4/1/14	$4,799,000	4,799,000

TOTAL INVESTMENTS - 99.4% (Cost - $291,223,473#)				358,320,598
Other Assets in Excess of Liabilities - 0.6%				2,030,618

TOTAL NET ASSETS - 100.0%				$360,351,216

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2014

Summary of Investments by Country **

Japan	20.9%
United Kingdom	18.6
Switzerland	10.5
Germany	10.0
France	8.3
Netherlands	4.7
Australia	4.1
Denmark	3.3
Spain	2.3
Ireland	2.2
Sweden	1.9
China	1.7
Norway	1.3
Hong Kong	1.3
India	1.1
Belgium	0.9
Canada	0.9
Taiwan	0.8
United States	0.7
Thailand	0.5
Finland	0.4
Russia	0.3
Malaysia	0.3
Italy	0.3
Mexico	0.3
Portugal	0.3
Brazil	0.3
South Africa	0.2
New Zealand	0.2
Luxembourg	0.1
Short - Term Investments	1.3

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$4,315,040	$44,686,628	—	$49,001,668
Consumer staples	—	26,114,617	—	26,114,617
Energy	2,465,099	19,910,931	—	22,376,030
Financials	1,064,340	83,519,893	—	84,584,233
Health care	1,997,100	44,370,672	—	46,367,772
Industrials	1,704,905	40,560,122	—	42,265,027
Information technology	2,034,826	18,319,956	—	20,354,782
Telecommunication services	844,413	14,974,559	—	15,818,972
Other common stocks	—	43,084,217	—	43,084,217
Preferred stocks:
Utilities	940,392	—	—	940,392
Other preferred stocks	—	2,613,888	—	2,613,888

Total long-term investments	$15,366,115	$338,155,483	—	$353,521,598

Short-term investments†	—	4,799,000	—	4,799,000

Total investments	$15,366,115	$342,954,483	—	$358,320,598

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $292,152,943 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,054,058
Gross unrealized depreciation	(5,956,933)

Net unrealized appreciation	$67,097,125

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014